Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1],[2]	¥ 41,610	¥ 35,414
Securities lending transactions	[1],[2]	2,049	1,825
Total	[2]	43,659	37,239
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		232	251
Securities lending transactions		1,670	1,598
Total		1,902	1,849
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		2,645	1,651
Securities lending transactions		0	0
Total		2,645	1,651
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		31,308	28,039
Securities lending transactions		66	74
Total		31,374	28,113
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		2,834	2,639
Securities lending transactions		177	128
Total		3,011	2,767
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		20
Securities lending transactions
Total		20
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[3]	4,324	2,657
Securities lending transactions	[3]
Total	[3]	4,324	2,657
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		211	168
Securities lending transactions
Total		211	168
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		36	9
Securities lending transactions		136	25
Total		¥ 172	¥ 34

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥883 billion and ¥2,394 billion, respectively. As of March 31, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,449 billion and ¥137 billion, respectively. As of September 30, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥865 billion and ¥3,419 billion, respectively. As of September 30, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,371 billion and ¥167 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Includes ¥2,080 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2023. Includes ¥3,619 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of September 30, 2023.